Teachers Insurance and Annuity Association of America College Retirement Equities Fund 730 Third Avenue New York, NY 10017-3206	Michael G. Phillips, Esq. Director, Associate General Counsel Advocacy & Oversight 212.916.4232 (tel) 212.916.6980 (fax) mphillips@tiaa-cref.org

October 1, 2013

Via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Rule 497(j) Filing for TIAA-CREF Funds (the “Trust”)

To Whom It May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the form of Prospectus and Statement of Additional Information (“SAI”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectus and SAI contained in Post-Effective Amendment No. 72 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-76651, 811-09301); and (ii) the text of this Amendment was filed electronically via EDGAR on September 27, 2013.

Please contact the undersigned at (212) 916-4232 should you have any questions or comments regarding this letter.

Sincerely,

/s/ Michael G. Phillips

Michael G. Phillips